Commitments and contractual obligations - Summary of Contractual Obligations (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Disclosure of contingent liabilities [line items]
Contractual capital commitments	$ 961,344
2024
Disclosure of contingent liabilities [line items]
Contractual capital commitments	42,689
2025
Disclosure of contingent liabilities [line items]
Contractual capital commitments	15,341
2026
Disclosure of contingent liabilities [line items]
Contractual capital commitments	90,343
2027
Disclosure of contingent liabilities [line items]
Contractual capital commitments	80,739
2028 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	732,232
Debt - senior notes
Disclosure of contingent liabilities [line items]
Contractual capital commitments	500,000
Debt - senior notes | 2024
Disclosure of contingent liabilities [line items]
Contractual capital commitments	0
Debt - senior notes | 2025
Disclosure of contingent liabilities [line items]
Contractual capital commitments	0
Debt - senior notes | 2026
Disclosure of contingent liabilities [line items]
Contractual capital commitments	0
Debt - senior notes | 2027
Disclosure of contingent liabilities [line items]
Contractual capital commitments	0
Debt - senior notes | 2028 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	500,000
Debt - Term Facility
Disclosure of contingent liabilities [line items]
Contractual capital commitments	172,595
Debt - Term Facility | 2024
Disclosure of contingent liabilities [line items]
Contractual capital commitments	0
Debt - Term Facility | 2025
Disclosure of contingent liabilities [line items]
Contractual capital commitments	0
Debt - Term Facility | 2026
Disclosure of contingent liabilities [line items]
Contractual capital commitments	78,453
Debt - Term Facility | 2027
Disclosure of contingent liabilities [line items]
Contractual capital commitments	75,184
Debt - Term Facility | 2028 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	18,958
Purchase obligations
Disclosure of contingent liabilities [line items]
Contractual capital commitments	24,935
Purchase obligations | 2024
Disclosure of contingent liabilities [line items]
Contractual capital commitments	23,651
Purchase obligations | 2025
Disclosure of contingent liabilities [line items]
Contractual capital commitments	1,284
Purchase obligations | 2026
Disclosure of contingent liabilities [line items]
Contractual capital commitments	0
Purchase obligations | 2027
Disclosure of contingent liabilities [line items]
Contractual capital commitments	0
Purchase obligations | 2028 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	0
Leases
Disclosure of contingent liabilities [line items]
Contractual capital commitments	23,117
Leases | 2024
Disclosure of contingent liabilities [line items]
Contractual capital commitments	7,016
Leases | 2025
Disclosure of contingent liabilities [line items]
Contractual capital commitments	4,077
Leases | 2026
Disclosure of contingent liabilities [line items]
Contractual capital commitments	2,845
Leases | 2027
Disclosure of contingent liabilities [line items]
Contractual capital commitments	2,199
Leases | 2028 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	6,980
Mineral properties
Disclosure of contingent liabilities [line items]
Contractual capital commitments	27,988
Mineral properties | 2024
Disclosure of contingent liabilities [line items]
Contractual capital commitments	8,003
Mineral properties | 2025
Disclosure of contingent liabilities [line items]
Contractual capital commitments	8,063
Mineral properties | 2026
Disclosure of contingent liabilities [line items]
Contractual capital commitments	8,087
Mineral properties | 2027
Disclosure of contingent liabilities [line items]
Contractual capital commitments	3,356
Mineral properties | 2028 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	479
Asset retirement obligations
Disclosure of contingent liabilities [line items]
Contractual capital commitments	212,709
Asset retirement obligations | 2024
Disclosure of contingent liabilities [line items]
Contractual capital commitments	4,019
Asset retirement obligations | 2025
Disclosure of contingent liabilities [line items]
Contractual capital commitments	1,917
Asset retirement obligations | 2026
Disclosure of contingent liabilities [line items]
Contractual capital commitments	958
Asset retirement obligations | 2027
Disclosure of contingent liabilities [line items]
Contractual capital commitments	0
Asset retirement obligations | 2028 and later
Disclosure of contingent liabilities [line items]
Contractual capital commitments	$ 205,815